Share-based payment arrangements - Long term incentive plan 2019 (Equity-settled) (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2021 shares	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares installment	Dec. 31, 2019 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Number of installments | installment			3
Number of options granted (in shares)				0	0
Expense from share-based payment transactions with employees | $				$ 761	$ 140	$ 0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years
Number of installments | installment		3
Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		144,392	152,346
Number of options vested (in shares)	59,161
Long term incentive plan 2019 (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment						3
Expense from share-based payment transactions with employees | $				$ 400	$ 100
Long term incentive plan 2019 (equity settled) | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						100.00%
Vesting period						3 years
Number of options granted (in shares)			152,346
Number of options vested (in shares)				59,161
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment					3
Expense from share-based payment transactions with employees | $				$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		100.00%
Vesting period		3 years		3 years
Number of installments | installment		3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period				3 years
Number of options granted (in shares)		144,392
Number of options vested (in shares)				36,098